UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ---------------------
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):              [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Centerbridge Partners, L.P.
           -------------------------------------------------------
Address:   375 Park Avenue
           -------------------------------------------------------
           New York, NY 10152
           -------------------------------------------------------

Form 13F File Number: 028-13856
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey H. Aronson
        -------------------------------------------------------
Title:  Authorized Person
        -------------------------------------------------------
Phone:  (212) 672-5000
        -------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey H. Aronson             New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    9
                                         --------------
Form 13F Information Table Entry Total:              26
                                         --------------
Form 13F Information Table Value Total:  $   761,274.00
                                         --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13860             Centerbridge Credit Partners General Partner,
                            L.L.C.
----  --------------------  ----------------------------------------------------
2     028-13859             Centerbridge Credit Partners Offshore General
                            Partner, L.L.C.
----  --------------------  ----------------------------------------------------
3     028-13862             Centerbridge Credit Advisors, L.L.C.
----  --------------------  ----------------------------------------------------
4     028-13861             Centerbridge Partners Holdings, LLC
----  --------------------  ----------------------------------------------------
5     028-13858             Jeffrey H. Aronson
----  --------------------  ----------------------------------------------------
6     028-13857             Mark T. Gallogly
----  --------------------  ----------------------------------------------------
7                           Centerbridge Special Credit Partners
                            General Partner, L.L.C.
----  --------------------  ----------------------------------------------------
8                           Centerbridge Special Credit Advisors, L.L.C.
----  --------------------  ----------------------------------------------------
9                           Centerbridge Special GP Investors, L.L.C.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- ----------- ----------------------
                                                               SHRS OR   SH/ PUT/ INVESTMENT    OTHER         VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION   MANAGERS       SOLE    SHARED NONE
--------------------------- -------------- --------- -------- ---------- --- ---- ---------- ----------- ---------- ------ ----
LYONDELLBASELL INDUSTRIES N SHS - A -      N53745100   72,868  2,118,252 SH       DEFINED    1,3,4,5,6    2,118,252      0    0
LYONDELLBASELL INDUSTRIES N SHS - A -      N53745100  123,328  3,585,113 SH       DEFINED    2,3,4,5,6    3,585,113      0    0
LYONDELLBASELL INDUSTRIES N SHS - A -      N53745100   76,115  2,212,634 SH       DEFINED    4,5,6,7,8,9  2,212,634      0    0
CIT GROUP INC               COM NEW        125581801   76,187  1,617,560 SH       DEFINED    1,3,4,5,6    1,617,560      0    0
CIT GROUP INC               COM NEW        125581801  129,032  2,739,533 SH       DEFINED    2,3,4,5,6    2,739,533      0    0
CIT GROUP INC               COM NEW        125581801   71,663  1,521,554 SH       DEFINED    4,5,6,7,8,9  1,521,554      0    0
ISTAR FINL INC              COM            45031U101    8,664  1,107,907 SH       DEFINED    1,3,4,5,6    1,107,907      0    0
ISTAR FINL INC              COM            45031U101   15,419  1,971,750 SH       DEFINED    2,3,4,5,6    1,971,750      0    0
ISTAR FINL INC              COM            45031U101    6,850    875,939 SH       DEFINED    4,5,6,7,8,9    875,939      0    0
ISTAR FINL INC              FRNT 10/0      45031UBF7   13,391 15,046,000 PRN      DEFINED    1,3,4,5,6                   0    0
ISTAR FINL INC              FRNT 10/0      45031UBF7   22,848 25,672,000 PRN      DEFINED    2,3,4,5,6                   0    0
ISTAR FINL INC              FRNT 10/0      45031UBF7   19,422 21,822,000 PRN      DEFINED    4,5,6,7,8,9                 0    0
PENN NATL GAMING INC        COM            707569109    1,622     44,514 SH       DEFINED    4,5,6           44,514      0    0
QUAD / GRAPHICS INC         COM CL A       747301109    2,643     64,047 SH       DEFINED    4,5,6           64,047      0    0
QUAD / GRAPHICS INC         COM CL A       747301109   24,843    602,103 SH       DEFINED    1,3,4,5,6      602,103      0    0
QUAD / GRAPHICS INC         COM CL A       747301109   41,141    997,116 SH       DEFINED    2,3,4,5,6      997,116      0    0
QUAD / GRAPHICS INC         COM CL A       747301109    4,842    117,355 SH       DEFINED    4,5,6,7,8,9    117,355      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T  780097713    9,340    577,997 SH       DEFINED    1,3,4,5,6      577,997      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T  780097713   15,385    952,045 SH       DEFINED    2,3,4,5,6      952,045      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T  780097713   13,411    829,896 SH       DEFINED    4,5,6,7,8,9    829,896      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S  780097739      252     16,959 SH       DEFINED    1,3,4,5,6       16,959      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S  780097739      429     28,940 SH       DEFINED    2,3,4,5,6       28,940      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S  780097739      328     22,128 SH       DEFINED    4,5,6,7,8,9     22,128      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q 780097754    2,595    172,687 SH       DEFINED    1,3,4,5,6      172,687      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q 780097754    4,329    288,048 SH       DEFINED    2,3,4,5,6      288,048      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q 780097754    4,327    287,912 SH       DEFINED    4,5,6,7,8,9    287,912      0    0

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